CONVERTIBLE NOTE AND WARRANTS - Schedule of convertible notes and warrants (Details) - USD ($) $ in Thousands		12 Months Ended
	Oct. 27, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Net Consideration And Carrying Value [Abstract]
Financial liability		$ 1,435,549	$ 1,196,614
Carrying amount of the loan payable component at year end		39,182	97,316
Variance
Finance income on financial liabilities at fair value through profit or loss (see Note 21)		64,633	0	$ 0
(Gain) loss from revaluation to fair value through profit and loss		2,593	(5,310)
Cash proceeds convertible loan notes
Net Consideration And Carrying Value [Abstract]
Financial liability		0	104,000	59,650
Variance
Cash proceeds of issue of convertible loan notes		0	44,350
Convertible instrument from rollover
Net Consideration And Carrying Value [Abstract]
Financial liability		0	30,672	30,672
Variance
Roll over into convertible note		0	0
Convertible loan notes
Net Consideration And Carrying Value [Abstract]
Financial liability		0	134,672	90,322
Variance
Net consideration from issue of convertible loan notes	$ 118,000	0	44,350
Note component
Net Consideration And Carrying Value [Abstract]
Financial liability		63,686	63,686	52,953
Variance
Note component at date of issue		0	10,733
Interest charged
Net Consideration And Carrying Value [Abstract]
Financial liability		69,485	33,630	8,469
Variance
Interest charged (using effective interest rate)		35,855	25,161
Loan payable
Net Consideration And Carrying Value [Abstract]
Carrying amount of the loan payable component at year end		0	97,316	61,422
Variance
Carrying amount of the loan payable component at year end		(97,316)	35,894
Conversion component
Net Consideration And Carrying Value [Abstract]
Financial liability		53,563	53,563	27,878
Variance
Conversion components as the date of issue		0	25,685
Warrants
Net Consideration And Carrying Value [Abstract]
Financial liability		14,691	14,691	6,829
Variance
Warrants at the date of issue		0	7,862
Revaluation
Net Consideration And Carrying Value [Abstract]
Financial liability		22,773	14,745	8,420
Variance
Finance income on financial liabilities at fair value through profit or loss (see Note 21)		8,028	6,325
Derivative financial liabilities
Net Consideration And Carrying Value [Abstract]
Liabilities arising from financing activities		0	82,999	43,127
Variance
Carrying amount of the derivative financial liability components at year end		(82,999)	39,872
Borrowings, Interest Paid
Net Consideration And Carrying Value [Abstract]
Financial liability		(1,171)	0	0
Variance
Interest paid in cash		(1,171)	0
Borrowings, Rollover Of Convertible Note Instrument
Net Consideration And Carrying Value [Abstract]
Financial liability		(28,512)	0	0
Variance
Roll over of CLN 2020 to CLN 2022		(28,512)	0
Borrowings, Conversion To Equity
Net Consideration And Carrying Value [Abstract]
Financial liability		(102,679)	0	0
Variance
Conversion to equity		(102,679)	0
Borrowings, Reclassification
Net Consideration And Carrying Value [Abstract]
Financial liability		(809)	0	0
Variance
Reclassification from Convertible Note to Loans Payable		(809)	0
Borrowings, Derivatives Extinguished
Net Consideration And Carrying Value [Abstract]
Financial liability		(14,409)	0	0
Variance
Derivatives Roll over of CLN 2020 to CLN 2022		(14,409)	0
Borrowings, Conversion Of Derivative Liability To Equity
Net Consideration And Carrying Value [Abstract]
Financial liability		(76,618)	0	$ 0
Variance
Conversion to equity		$ (76,618)	$ 0